UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03668

THE WRIGHT MANAGED INCOME TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Christopher A. Madden
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – March 31, 2011

Item 1.  Schedule of Investments.

Wright Total Return Bond Fund (WTRB)
Portfolio of Investments - As of March 31, 2011 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 99.1%

ASSET-BACKED SECURITIES - 2.8%

$118,628	AEP Texas Central Transition Funding LLC, Series 2006-A, Class A2	4.980%		07/01/15	$124,268
310,000	Citibank Credit Card Issuance Trust, Series 2009-A1, Class A1	2.005%	(1)	03/17/14	314,762
170,000	Harley-Davidson Motorcycle Trust, Series 2009-1, Class A4	4.550%		01/15/17	177,037
195,000	PSE&G Transition Funding LLC, Series 2001-1, Class A7	6.750%		06/15/16	222,348

Total Asset-Backed Securities (identified cost, $808,102)	$838,415

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.0%

$275,000	Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A5	4.733%		10/15/41	$290,120
330,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5	3.936%		05/15/38	340,890
525,561	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1 Class A3	4.813%		02/15/38	538,744
435,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5	4.878%		01/15/42	464,774
300,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4	5.372%		09/15/39	320,605
315,000	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4	5.291%	(1)	01/12/44	339,073
310,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	5.909%	(1)	06/12/46	339,797
79,874	Salomon Brothers Mortgage Securities VII, Inc., Series 2002-KEY2, Class A2	4.467%		03/18/36	81,322

Total Commercial Mortgage-Backed Securities (identified cost, $2,576,383)	$2,715,325

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.2%

$63,640	Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2	4.482%	(1)	07/25/34	$65,774

Total Residential Mortgage-Backed Securities (identified cost, $53,335)	$65,774

CONVERTIBLE BONDS - 0.4%

$130,000	NASDAQ OMX Group, Inc. (The)	2.500%	08/15/13	$129,350

Total Convertible Bonds (identified cost, $126,301)	$129,350

CORPORATE BONDS - 45.8%

AUTO MANUFACTURERS - 0.4%
$110,000	Daimler Finance North America, LLC	6.500%		11/15/13	$122,920
BANKS - 3.3%
$210,000	Deutsche Bank AG/London	5.375%		10/12/12	$222,899
155,000	Royal Bank of Scotland PLC (The)	3.950%		09/21/15	155,275
55,000	SunTrust Banks, Inc.	6.000%		09/11/17	60,630
110,000	Wells Fargo & Co.	4.375%		01/31/13	115,914
155,000	Wells Fargo & Co.	3.625%		04/15/15	159,916
280,000	Westpac Banking Corp.	4.200%		02/27/15	293,243
CAPITAL GOODS - 0.8%
$110,000	Honeywell International, Inc.	3.875%		02/15/14	$117,464
110,000	PACCAR, Inc.	6.875%		02/15/14	125,453
CONSUMER DURABLES & APPAREL - 0.4%
$115,000	Hasbro, Inc.	6.125%		05/15/14	$125,766
CONSUMER SERVICES - 0.2%
$60,000	Brinker International, Inc.	5.750%		06/01/14	$63,207
DIVERSIFIED FINANCIALS - 9.6%
$135,000	American Express Credit Corp., Series C	7.300%		08/20/13	$151,036
55,000	Ameriprise Financial, Inc.	5.650%		11/15/15	61,472
65,000	BlackRock, Inc.	3.500%		12/10/14	68,021
55,000	Capital One Financial Corp.	7.375%		05/23/14	63,173
260,000	Citigroup, Inc.	6.500%		08/19/13	284,430
160,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands	2.125%		10/13/15	154,545
130,000	Credit Suisse USA, Inc.	0.553%	(1)	04/12/13	129,888
135,000	Equifax, Inc.	4.450%		12/01/14	142,740
225,000	General Electric Capital Corp., MTN, Series A	6.750%		03/15/32	247,958
100,000	Goldman Sachs Group, Inc. (The)	0.908%	(1)	09/29/14	99,433
115,000	Goldman Sachs Group, Inc. (The)	6.150%		04/01/18	124,858
235,000	HSBC Finance Corp.	6.375%		10/15/11	242,210
70,000	Jefferies Group, Inc.	8.500%		07/15/19	82,706
110,000	JPMorgan Chase & Co.	6.300%		04/23/19	121,952
125,000	Merrill Lynch & Co., Inc.	6.050%		05/16/16	132,256
150,000	Moody's Corp.	5.500%		09/01/20	152,425
100,000	Morgan Stanley	5.300%		03/01/13	106,335
120,000	Nomura Holdings, Inc.	5.000%		03/04/15	124,365
130,000	OneBeacon US Holdings, Inc.	5.875%		05/15/13	139,820
135,000	PNC Funding Corp.	4.250%		09/21/15	142,112
130,000	TD Ameritrade Holding Corp.	4.150%		12/01/14	135,446
ENERGY - 2.1%
$205,000	Baker Hughes, Inc.	6.875%		01/15/29	$239,386
70,000	Cimarex Energy Co.	7.125%		05/01/17	74,287
50,000	Newfield Exploration Co.	6.625%		04/15/16	51,938
50,000	ONEOK Partners LP	6.850%		10/15/37	54,947
60,000	Oneok, Inc.	5.200%		06/15/15	64,414
70,000	Peabody Energy Corp.	7.375%		11/01/16	78,050
55,000	Valero Energy Corp.	9.375%		03/15/19	70,410
FOOD, BEVERAGE & TOBACCO - 2.7%
$60,000	Altria Group, Inc.	8.500%		11/10/13	$70,014
55,000	Altria Group, Inc.	9.700%		11/10/18	72,435
60,000	Anheuser-Busch Cos., Inc.	5.050%		10/15/16	65,148
115,000	Coca-Cola Co. (The)	3.625%		03/15/14	121,898
55,000	ConAgra Foods, Inc.	5.875%		04/15/14	60,198
150,000	Corn Products International, Inc.	4.625%		11/01/20	147,714
40,000	PepsiAmericas, Inc.	4.375%		02/15/14	42,931
100,000	PepsiCo, Inc.	7.900%		11/01/18	127,115
105,000	Philip Morris International, Inc.	6.875%		03/17/14	120,593
HEALTH CARE EQUIPMENT & SERVICES - 2.5%
$115,000	Biogen Idec, Inc.	6.000%		03/01/13	$122,949
135,000	Hospira, Inc.	5.900%		06/15/14	148,732
75,000	Laboratory Corp. of America Holdings	3.125%		05/15/16	74,757
40,000	McKesson Corp.	6.500%		02/15/14	44,879
100,000	Medtronic, Inc.	4.500%		03/15/14	107,591
55,000	UnitedHealth Group, Inc.	6.000%		02/15/18	61,260
145,000	WellPoint, Inc.	4.350%		08/15/20	144,938
55,000	Zimmer Holdings, Inc.	4.625%		11/30/19	57,063
HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
$115,000	Avon Products, Inc.	5.625%		03/01/14	$125,874
60,000	Estee Lauder Cos., Inc. (The)	6.000%		05/15/37	65,049
INDUSTRIAL - 0.3%
$70,000	Greif, Inc.	6.750%		02/01/17	$74,200
INSURANCE - 4.2%
$100,000	ACE INA Holdings, Inc.	5.875%		06/15/14	$111,084
275,000	Loews Corp.	5.250%		03/15/16	298,034
125,000	MetLife, Inc.	5.000%		06/15/15	134,724
255,000	PartnerRe Finance B, LLC	5.500%		06/01/20	255,725
55,000	Principal Financial Group, Inc.	8.875%		05/15/19	70,014
130,000	Principal Life Income Funding Trusts, MTN	0.492%	(1)	11/08/13	128,870
50,000	Prudential Financial, Inc., MTN, Series D	7.375%		06/15/19	58,799
200,000	Travelers Cos., Inc. (The)	5.500%		12/01/15	221,943
MATERIALS - 1.1%
$120,000	Dow Chemical Co. (The)	7.375%		03/01/23	$140,318
100,000	Lubrizol Corp.	8.875%		02/01/19	128,716
55,000	Steel Dynamics, Inc.	7.375%		11/01/12	58,850
MEDIA - 2.3%
$90,000	Comcast Cable Communications Holdings, Inc.	9.455%		11/15/22	$122,024
150,000	DIRECTV Holdings, LLC / DIRECTV Financing Co, Inc.	5.000%		03/01/21	150,820
95,000	McGraw-Hill Cos., Inc. (The)	5.900%		11/15/17	103,970
50,000	Time Warner Cable, Inc.	8.250%		04/01/19	61,004
115,000	Time Warner Cos., Inc.	6.950%		01/15/28	126,273
120,000	Viacom, Inc.	4.375%		09/15/14	128,133
MINING - 0.5%
$80,000	Barrick Gold Financeco, LLC	6.125%		09/15/13	$88,773
50,000	Rio Tinto Finance USA, Ltd.	8.950%		05/01/14	60,193
MISCELLANEOUS MANUFACTURING - 0.2%
$55,000	Tyco International Finance SA	8.500%		01/15/19	$71,061
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
$115,000	Wyeth	5.500%		02/01/14	$126,902
PIPELINES - 0.9%
$60,000	Spectra Energy Capital, LLC	5.650%		03/01/20	$63,475
170,000	TransCanada PipeLines, Ltd.	6.500%		08/15/18	198,403
RETAILING - 2.0%
$55,000	AutoZone, Inc.	5.750%		01/15/15	$60,718
135,000	Best Buy Co., Inc.	6.750%		07/15/13	147,678
140,000	CVS Caremark Corp.	4.750%		05/18/20	143,166
72,000	Ltd. Brands, Inc.	5.250%		11/01/14	75,240
55,000	Netflix, Inc.	8.500%		11/15/17	62,219
120,000	Safeway, Inc.	5.000%		08/15/19	124,284
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
$165,000	Applied Materials, Inc.	7.125%		10/15/17	$194,603
SOFTWARE & SERVICES - 3.3%
$140,000	Adobe Systems, Inc.	4.750%		02/01/20	$142,262
140,000	Computer Sciences Corp.	5.500%		03/15/13	148,987
140,000	Dun & Bradstreet Corp.	6.000%		04/01/13	151,046
145,000	Hewlett-Packard Co.	2.200%		12/01/15	142,564
145,000	Ingram Micro, Inc.	5.250%		09/01/17	147,614
105,000	International Business Machines Corp.	7.625%		10/15/18	131,605
150,000	Symantec Corp.	4.200%		09/15/20	141,428
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
$30,000	Dell, Inc.	5.625%		04/15/14	$33,125
140,000	Harris Corp.	5.000%		10/01/15	146,490
TELECOMMUNICATIONS - 2.4%
$155,000	BellSouth Corp.	6.000%		11/15/34	$152,244
70,000	British Telecommunications PLC	9.875%		12/15/30	97,073
105,000	Cellco Partnership / Verizon Wireless Capital, LLC	5.550%		02/01/14	115,370
145,000	Telefonica Emisiones SAU	4.949%		01/15/15	153,125
175,000	Verizon Global Funding Corp.	7.750%		12/01/30	211,359
TRANSPORTATION - 0.4%
$120,000	Burlington Northern Santa Fe, LLC	6.200%		08/15/36	$128,913
UTILITIES - 3.9%
$115,000	American Electric Power Co., Inc.	5.250%		06/01/15	$124,772
110,000	Consolidated Edison Co. of New York, Inc.	7.125%		12/01/18	133,042
90,000	Dominion Resources, Inc., Series E	6.300%		03/15/33	95,623
115,000	Duke Energy Indiana, Inc.	5.000%		09/15/13	123,962
80,000	Exelon Generation Co., LLC	5.200%		10/01/19	81,211
55,000	Hawaiian Electric Industries, Inc., MTN, Series D	6.141%		08/15/11	55,845
115,000	NextEra Energy Capital Holdings, Inc., Series D	7.300%	(1)	09/01/67	120,184
50,000	Pacific Gas & Electric Co.	8.250%		10/15/18	63,961
138,000	PPL Energy Supply, LLC	6.300%		07/15/13	150,562
60,000	Public Service Electric & Gas Co., MTN	5.300%		05/01/18	66,006
100,000	Sempra Energy	6.000%		02/01/13	107,063
55,000	TransAlta Corp.	4.750%		01/15/15	58,500

Total Corporate Bonds (identified cost, $13,259,274)	$13,898,590

U.S. GOVERNMENT INTERESTS - 40.9%

AGENCY MORTGAGE-BACKED SECURITIES - 29.4%
$197,239	FHLMC Gold Pool #A32600	5.500%		05/01/35	$211,720
37,089	FHLMC Gold Pool #C01646	6.000%		09/01/33	40,809
21,781	FHLMC Gold Pool #C27663	7.000%		06/01/29	25,063
120,312	FHLMC Gold Pool #C47318	7.000%		09/01/29	140,439
172,790	FHLMC Gold Pool #C66878	6.500%		05/01/32	195,303
131,395	FHLMC Gold Pool #C91046	6.500%		05/01/27	147,283
34,529	FHLMC Gold Pool #D66753	6.000%		10/01/23	37,176
6,565	FHLMC Gold Pool #E00903	7.000%		10/01/15	7,116
196,331	FHLMC Gold Pool #G01035	6.000%		05/01/29	216,021
102,919	FHLMC Gold Pool #G02478	5.500%		12/01/36	110,218
100,879	FHLMC Gold Pool #H19018	6.500%		08/01/37	112,431
97,754	FHLMC Gold Pool #N30514	5.500%		11/01/28	103,770
258,414	FHLMC Gold Pool #P00024	7.000%		09/01/32	291,757
17,722	FHLMC Gold Pool #P50031	7.000%		08/01/18	19,166
46,235	FHLMC Gold Pool #P50064	7.000%		09/01/30	52,051
70,420	FHLMC Pool #1B1291	2.753%	(1)	11/01/33	73,957
220,802	FHLMC Pool #1G0233	3.049%	(1)	05/01/35	229,045
41,229	FHLMC Pool #781071	5.205%	(1)	11/01/33	43,679
37,295	FHLMC Pool #781804	5.074%	(1)	07/01/34	39,714
18,014	FHLMC Pool #781884	5.165%	(1)	08/01/34	19,197
51,746	FHLMC Pool #782862	5.046%	(1)	11/01/34	55,079
224,431	FHLMC, Series 1983, Class Z	6.500%		12/15/23	248,200
162,981	FHLMC, Series 2044, Class PE	6.500%		04/15/28	182,133
550,000	FHLMC, Series 2627, Class MW	5.000%		06/15/23	588,165
99,956	FNMA Pool #253057	8.000%		12/01/29	116,628
12,473	FNMA Pool #254845	4.000%		07/01/13	12,792
12,774	FNMA Pool #254863	4.000%		08/01/13	13,317
20,843	FNMA Pool #479477	6.000%		01/01/29	22,953
17,627	FNMA Pool #489357	6.500%		03/01/29	19,943
17,070	FNMA Pool #535332	8.500%		04/01/30	20,042
32,386	FNMA Pool #545782	7.000%		07/01/32	37,383
20,696	FNMA Pool #597396	6.500%		09/01/31	23,415
91,400	FNMA Pool #621284	6.500%		12/01/31	103,409
41,292	FNMA Pool #725866	4.500%		09/01/34	42,442
106,165	FNMA Pool #738630	5.500%		11/01/33	114,338
294,255	FNMA Pool #745001	6.500%		09/01/35	331,813
182,589	FNMA Pool #745467	5.628%	(1)	04/01/36	195,782
337,905	FNMA Pool #745755	5.000%		12/01/35	355,878
142,391	FNMA Pool #747529	4.500%		10/01/33	146,711
497,708	FNMA Pool #781893	4.500%		11/01/31	512,172
47,852	FNMA Pool #809888	4.500%		03/01/35	49,110
747,240	FNMA Pool #888366	7.000%		04/01/37	855,958
328,750	FNMA Pool #888417	6.500%		01/01/36	371,943
58,239	FNMA Pool #906455	5.989%	(1)	01/01/37	62,923
83,088	GNMA I Pool #374892	7.000%		02/15/24	95,687
30,279	GNMA I Pool #376400	6.500%		02/15/24	34,413
39,244	GNMA I Pool #379982	7.000%		02/15/24	45,195
145,889	GNMA I Pool #393347	7.500%		02/15/27	169,576
56,342	GNMA I Pool #410081	8.000%		08/15/25	66,032
33,600	GNMA I Pool #427199	7.000%		12/15/27	38,828
2,832	GNMA I Pool #436214	6.500%		02/15/13	3,085
37,192	GNMA I Pool #448490	7.500%		03/15/27	43,231
46,954	GNMA I Pool #458762	6.500%		01/15/28	53,183
47,907	GNMA I Pool #460726	6.500%		12/15/27	54,293
15,116	GNMA I Pool #488924	6.500%		11/15/28	17,121
12,560	GNMA I Pool #510706	8.000%		11/15/29	14,781
43,543	GNMA I Pool #581536	5.500%		06/15/33	47,473
101,160	GNMA II Pool #002630	6.500%		08/20/28	114,037
4,925	GNMA II Pool #002909	8.000%		04/20/30	5,886
12,648	GNMA II Pool #002972	7.500%		09/20/30	14,673
4,581	GNMA II Pool #002973	8.000%		09/20/30	5,375
44,987	GNMA II Pool #003095	6.500%		06/20/31	50,812
330,267	GNMA II Pool #004841	8.000%		08/20/31	400,405
991,893	GNMA, Series 2010-44 NK	4.000%		10/20/37	1,038,438

U.S. TREASURIES - 11.5%
$195,000	U.S. Treasury Bond	6.125%		11/15/27	$240,916
145,000	U.S. Treasury Note	0.750%		11/30/11	145,527
265,000	U.S. Treasury Note	1.375%		03/15/12	267,702
90,000	U.S. Treasury Note	2.750%		11/30/16	91,287
1,660,000	U.S. Treasury Note	3.750%		11/15/18	1,744,296
430,000	U.S. Treasury Strip	3.654%	(2)	11/15/19	321,041
635,000	U.S. Treasury Strip	4.305-4.845%	(2)	11/15/30	253,009
1,660,000	U.S. Treasury Strip	4.385-5.045%	(2)	08/15/39	430,247

Total U.S. Government Interests (identified cost, $12,039,998)	$12,404,993

TOTAL FIXED INCOME INVESTMENTS (identified cost, $28,863,393) — 99.1%	$30,052,447

SHORT-TERM INVESTMENTS - 0.8%

$233,662	Fidelity Government Money Market Fund, 0.01%(1)	$233,662

TOTAL SHORT-TERM INVESTMENTS (identified cost, $233,662) — 0.8%	$233,662

TOTAL INVESTMENTS (identified cost, $29,097,055) — 99.9%	$30,286,109

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%	33,823

NET ASSETS — 100.0%	$30,319,932

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
(1)	Variable rate security. Rate presented is as of March 31, 2011.
(2)	Rate presented is yield to maturity.

*	Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$1,341,650
Gross Unrealized Depreciation	(152,596)
Net Unrealized Appreciation	$1,189,054

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset-Backed Securities	$-	$838,415	$-	$838,415
Commercial Mortgage-Backed Securities	-	2,715,325	-	2,715,325
Residential Mortgage-Backed Securities	-	65,774	-	65,774
Convertible Bonds	-	129,350	-	129,350
Corporate Bonds	-	13,898,590	-	13,898,590
U.S. Government Interests	-	12,404,993	-	12,404,993
Short-Term Investments	-	233,662	-	233,662
Total Investments	$-	$30,286,109	$-	$30,286,109

The level classification by major category of investments is the same as the category presentation in the Fund’s Portfolio of Investments.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Current Income Bond Fund (WCIF)
Portfolio of Investments - As of March 31, 2011 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 98.3%

U.S. GOVERNMENT INTERESTS - 98.3%

AGENCY MORTGAGE-BACKED SECURITIES - 98.3%
$24,630	FHLMC Gold Pool #C00548	7.000%	08/01/27	$28,295
72,607	FHLMC Gold Pool #C00778	7.000%	06/01/29	83,549
352,939	FHLMC Gold Pool #C91034	6.000%	06/01/27	383,870
51,860	FHLMC Gold Pool #D81642	7.500%	08/01/27	60,022
94,534	FHLMC Gold Pool #D82572	7.000%	09/01/27	108,600
34,537	FHLMC Gold Pool #E00678	6.500%	06/01/14	36,588
36,717	FHLMC Gold Pool #E00721	6.500%	07/01/14	38,937
44,326	FHLMC Gold Pool #E81704	8.500%	05/01/15	49,309
270,162	FHLMC Gold Pool #G02478	5.500%	12/01/36	289,321
472,301	FHLMC Gold Pool #G30412	6.000%	03/01/28	513,692
258,414	FHLMC Gold Pool #P00024	7.000%	09/01/32	291,757
270,205	FHLMC Gold Pool #P50019	7.000%	07/01/24	303,590
118,519	FHLMC, Series 2176, Class OJ	7.000%	08/15/29	134,667
77,486	FHLMC, Series 2201, Class C	8.000%	11/15/29	94,130
446,112	FHLMC, Series 2218, Class ZB	6.000%	03/15/30	493,159
163,279	FHLMC, Series 2259, Class ZM	7.000%	10/15/30	182,317
647,528	FHLMC, Series 2426 Class GJ	6.000%	03/15/32	705,924
135,000	FHLMC, Series 3217 PD	6.000%	11/15/34	146,868
216,604	FHLMC-GNMA Series 15, Class L	7.000%	07/25/23	229,479
77,594	FHLMC-GNMA Series 23, Class KZ	6.500%	11/25/23	86,939
142,034	FHLMC-GNMA Series 4, Class D	8.000%	12/25/22	160,364
560,694	FNMA Pool #252034	7.000%	09/01/28	648,893
46,257	FNMA Pool #535131	6.000%	03/01/29	50,940
191,919	FNMA Pool #673315	5.500%	11/01/32	206,812
787,097	FNMA Pool #721255	5.500%	07/01/33	847,685
876,829	FNMA Pool #725027	5.000%	11/01/33	924,426
60,016	FNMA Pool #733750	6.310%	10/01/32	67,213
321,679	FNMA Pool #735861	6.500%	09/01/33	363,944
589,634	FNMA Pool #745001	6.500%	09/01/35	664,893
154,551	FNMA Pool #745630	5.500%	01/01/29	167,028
168,357	FNMA Pool #801357	5.500%	08/01/34	181,421
182,548	FNMA Pool #813839	6.000%	11/01/34	201,027
1,001,863	FNMA Pool #851655	6.000%	12/01/35	1,100,778
133,822	FNMA Pool #871394	7.000%	04/01/21	146,704
1,008,476	FNMA Pool #878225	6.500%	10/01/36	1,140,032
204,138	FNMA Pool #888129	5.500%	02/01/37	218,959
369,864	FNMA Pool #888211	7.000%	08/01/36	428,129
148,570	FNMA Pool #888367	7.000%	03/01/37	170,186
403,503	FNMA Pool #889649	6.500%	08/01/37	453,406
298,381	FNMA Pool #995346	6.500%	09/01/36	336,466
547,178	FNMA Pool #995656	7.000%	06/01/33	633,068
250,000	FNMA, Series 2007-116 PB	5.500%	08/25/35	274,239
390,000	FNMA, Series 2009-96 DB	4.000%	11/25/29	384,077
637,760	FNMA, Series 2010-12 EY	4.000%	02/25/25	626,939
1,360,071	FNMA, Series 2010-145 GB	4.000%	12/25/30	1,321,357
448,926	FNMA, Series G92-43 Z	7.500%	07/25/22	501,751
276,044	FNMA, Series G93-5 Z	6.500%	02/25/23	302,899
509	GNMA I Pool #176992	8.000%	11/15/16	513
949	GNMA I Pool #177784	8.000%	10/15/16	964
8,293	GNMA I Pool #192357	8.000%	04/15/17	8,423
1,817	GNMA I Pool #194287	9.500%	03/15/17	1,831
807	GNMA I Pool #196063	8.500%	03/15/17	925
977	GNMA I Pool #212601	8.500%	06/15/17	1,119
1,342	GNMA I Pool #220917	8.500%	04/15/17	1,538
3,409	GNMA I Pool #223348	10.000%	08/15/18	3,435
4,750	GNMA I Pool #228308	10.000%	01/15/19	5,441
2,174	GNMA I Pool #230223	9.500%	04/15/18	2,190
3,131	GNMA I Pool #260999	9.500%	09/15/18	3,688
4,524	GNMA I Pool #263439	10.000%	02/15/19	4,560
1,211	GNMA I Pool #265267	9.500%	08/15/20	1,440
1,398	GNMA I Pool #266983	10.000%	02/15/19	1,615
675	GNMA I Pool #286556	9.000%	03/15/20	794
1,312	GNMA I Pool #301366	8.500%	06/15/21	1,523
3,979	GNMA I Pool #302933	8.500%	06/15/21	4,696
9,505	GNMA I Pool #308792	9.000%	07/15/21	11,245
1,653	GNMA I Pool #314222	8.500%	04/15/22	1,959
2,894	GNMA I Pool #315187	8.000%	06/15/22	2,972
7,357	GNMA I Pool #315754	8.000%	01/15/22	7,397
21,715	GNMA I Pool #319441	8.500%	04/15/22	24,246
6,338	GNMA I Pool #325165	8.000%	06/15/22	7,374
7,143	GNMA I Pool #335950	8.000%	10/15/22	8,105
105,565	GNMA I Pool #346987	7.000%	12/15/23	121,370
47,633	GNMA I Pool #352001	6.500%	12/15/23	54,042
16,008	GNMA I Pool #352110	7.000%	08/15/23	18,405
44,479	GNMA I Pool #368238	7.000%	12/15/23	51,138
32,264	GNMA I Pool #372379	8.000%	10/15/26	37,918
40,380	GNMA I Pool #399726	7.490%	05/15/25	46,880
96,969	GNMA I Pool #399788	7.490%	09/15/25	112,579
27,440	GNMA I Pool #399958	7.490%	02/15/27	31,886
26,248	GNMA I Pool #399964	7.490%	04/15/26	30,466
46,052	GNMA I Pool #410215	7.500%	12/15/25	53,481
5,278	GNMA I Pool #414736	7.500%	11/15/25	6,129
22,990	GNMA I Pool #420707	7.000%	02/15/26	26,542
16,001	GNMA I Pool #421829	7.500%	04/15/26	18,578
9,380	GNMA I Pool #431036	8.000%	07/15/26	11,019
13,777	GNMA I Pool #431612	8.000%	11/15/26	13,907
4,619	GNMA I Pool #442190	8.000%	12/15/26	5,419
47,704	GNMA I Pool #448970	8.000%	08/15/27	56,065
12,732	GNMA I Pool #449176	6.500%	07/15/28	14,421
21,247	GNMA I Pool #462623	6.500%	03/15/28	24,066
114,602	GNMA I Pool #471369	5.500%	05/15/33	124,946
272,367	GNMA I Pool #487108	6.000%	04/15/29	301,405
130,788	GNMA I Pool #489377	6.375%	03/15/29	147,252
400,390	GNMA I Pool #503405	6.500%	04/15/29	453,504
134,762	GNMA I Pool #509930	5.500%	06/15/29	147,221
267,085	GNMA I Pool #509965	5.500%	06/15/29	291,776
35,621	GNMA I Pool #524811	6.375%	09/15/29	40,106
15,665	GNMA I Pool #538314	7.000%	02/15/32	18,124
92,653	GNMA I Pool #595606	6.000%	11/15/32	102,531
15,802	GNMA I Pool #602377	4.500%	06/15/18	16,816
793,148	GNMA I Pool #603328	5.500%	12/15/32	864,737
20,305	GNMA I Pool #603377	4.500%	01/15/18	21,608
175,026	GNMA I Pool #615403	4.500%	08/15/33	182,036
121,860	GNMA I Pool #616829	5.500%	01/15/25	133,392
111,017	GNMA I Pool #623190	6.000%	12/15/23	122,535
452,053	GNMA I Pool #624600	6.150%	01/15/34	515,928
72,978	GNMA I Pool #640940	5.500%	05/15/35	80,112
32,101	GNMA I Pool #658267	6.500%	02/15/22	35,116
851,834	GNMA I Pool #711286	6.500%	10/15/32	948,736
35,379	GNMA I Pool #780429	7.500%	09/15/26	41,083
211,695	GNMA I Pool #780492	7.000%	09/15/24	243,501
121,981	GNMA I Pool #780977	7.500%	12/15/28	145,588
304,155	GNMA I Pool #781120	7.000%	12/15/29	351,920
22,510	GNMA II Pool #000723	7.500%	01/20/23	25,810
1,813	GNMA II Pool #001596	9.000%	04/20/21	2,136
27,171	GNMA II Pool #002268	7.500%	08/20/26	31,439
95,615	GNMA II Pool #002442	6.500%	06/20/27	107,786
3,701	GNMA II Pool #002855	8.500%	12/20/29	4,441
130,553	GNMA II Pool #003284	5.500%	09/20/32	142,357
83,004	GNMA II Pool #003401	4.500%	06/20/33	86,419
467,659	GNMA II Pool #003403	5.500%	06/20/33	509,749
120,849	GNMA II Pool #003554	4.500%	05/20/34	125,557
568,720	GNMA II Pool #003556	5.500%	05/20/34	619,668
337,943	GNMA II Pool #003689	4.500%	03/20/35	350,898
43,813	GNMA II Pool #004149	7.500%	05/20/38	50,255
473,295	GNMA II Pool #004308	5.000%	12/20/38	498,513
364,211	GNMA II Pool #004412	5.000%	04/20/39	383,730
713,767	GNMA II Pool #004751	7.000%	12/20/38	816,109
205,252	GNMA II Pool #004752	7.500%	11/20/38	239,335
491,059	GNMA II Pool #004753	8.000%	08/20/30	574,534
699,041	GNMA II Pool #004805	6.500%	09/20/40	788,242
197,209	GNMA II Pool #004808	8.000%	01/20/31	240,152
1,236,221	GNMA II Pool #004838	6.500%	10/20/40	1,393,968
447,793	GNMA II Pool #004993	7.000%	03/20/41	511,417
96,364	GNMA II Pool #575787	5.760%	03/20/33	104,997
104,113	GNMA II Pool #608120	6.310%	01/20/33	114,133
297,393	GNMA II Pool #610116	5.760%	04/20/33	324,283
69,363	GNMA II Pool #610143	5.760%	06/20/33	75,576
234,595	GNMA II Pool #612121	5.760%	07/20/33	255,611
222,827	GNMA II Pool #648541	6.000%	10/20/35	244,170
1,176,125	GNMA II Pool #719213	6.500%	02/20/33	1,328,225
107,210	GNMA Pool #780685	6.500%	12/15/27	121,419
888,612	GNMA, Series 1998-21 ZB	6.500%	09/20/28	990,874
198,033	GNMA, Series 1999-25 TB	7.500%	07/16/29	228,282
764,345	GNMA, Series 1999-4 ZB	6.000%	02/20/29	838,060
289,821	GNMA, Series 2000-14 PD	7.000%	02/16/30	315,441
231,536	GNMA, Series 2001-4 PM	6.500%	03/20/31	271,147
288,170	GNMA, Series 2002-22 GF	6.500%	03/20/32	318,766
199,451	GNMA, Series 2002-40 UK	6.500%	06/20/32	222,146
157,333	GNMA, Series 2002-45 QE	6.500%	06/20/32	178,960
255,095	GNMA, Series 2002-6 GE	6.500%	01/20/32	284,071
128,671	GNMA, Series 2002-7 PG	6.500%	01/20/32	147,880
408,679	GNMA, Series 2002-76 EA	4.500%	12/20/29	429,768
783,552	GNMA, Series 2002-76 TC	4.500%	12/16/26	833,209
192,000	GNMA, Series 2003-2 AG	5.000%	01/20/33	202,105
300,000	GNMA, Series 2008-35 EH	5.500%	03/20/38	320,082
2,000,000	GNMA, Series 2010-116 PB	5.000%	06/16/40	2,078,029
350,271	Vendee Mortgage Trust, Series 1996-1 1Z	6.750%	02/15/26	396,603
284,071	Vendee Mortgage Trust, Series 1998-1 2E	7.000%	03/15/28	326,445

Total Agency Mortgage-Backed Securities (identified cost, $39,733,348)	$41,409,723

TOTAL FIXED INCOME INVESTMENTS (identified cost, $39,733,348) — 98.3%	$41,409,723

Face Amount	Description	Value
SHORT-TERM INVESTMENTS - 3.9%
$1,645,468	Fidelity Government Money Market Fund, 0.01%(1)	$1,645,468

TOTAL SHORT-TERM INVESTMENTS (identified cost, $1,645,468) — 3.9%	$1,645,468

TOTAL INVESTMENTS (identified cost, $41,378,816) — 102.2%	$43,055,191

LIABILITIES, IN EXCESS OF OTHER ASSETS — (2.2)%	(910,045)

NET ASSETS — 100.0%	$42,145,146

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
(1)	Variable rate security. Rate presented is as of March 31, 2011.

Gross Unrealized Appreciation	$1,758,611
Gross Unrealized Depreciation	(82,236)
Net Unrealized Appreciation	$1,676,375

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset-Backed Securities	$-	$41,409,723	$-	$41,409,723
Short-Term Investments	-	1,645,458	-	1,645,458
Total Investments	$-	$43,055,191	$-	$43,055,191

The level classification by major category of investments is the same as the category presentation in the Fund’s Portfolio of Investments.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Current Income Fund and Wright Total Return Bond Fund)

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	May 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	May 9, 2011

By:	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer

Date:	May 12, 2011